Financial assets and liabilities - Additional Information Trade and Other Receivables (Details) - Top of range	12 Months Ended
Jun. 30, 2026
Disclosure Of Financial Instruments [Line Items]
Trade receivables settlement period	112 days
Trade and other receivables settlement period	60 days